Unaudited Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
General and administrative expenses - related party	[1]	$ 1,843	$ 1,276
Interest expense and finance cost	[2]	$ 0	$ 1,865

[1]	General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.
[2]	Interest expense and finance cost: This line item reflects interest expense of the Company’s Sellers Credit.